Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jun. 30, 2014
Document Effective Date	Jun. 30, 2014
Prospectus Date	Apr. 30, 2014
American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund | Institutional Class
Risk/Return:
Trading Symbol	ATPIX
American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund | Investor Class
Risk/Return:
Trading Symbol	ABTPX
American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund | Y Class
Risk/Return:
Trading Symbol	ACUYX
American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund | A Class
Risk/Return:
Trading Symbol	ATSAX
American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund | C Class
Risk/Return:
Trading Symbol	ATSCX